Leases - Supplemental Balance Sheet Information (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Assets
Operating lease assets, net	$ 86,027	$ 132,356
Finance lease assets, net	30,560	0
Total lease assets	116,587	132,356
Current
Operating lease liabilities	32,177	35,455
Finance lease liabilities	1,977	0
Non-current
Operating lease liabilities	93,955	104,324
Finance lease liabilities	28,858	0
Lease, Liability	156,967	139,779
Operating lease assets, accumulated amortization	26,354	$ 23,189
Finance lease assets, accumulated amortization	$ 978
Finance Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]	Current portion of long-term debt	Current portion of long-term debt
Finance Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Long-term debt, net of current portion and debt issuance costs	Long-term debt, net of current portion and debt issuance costs